Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instrument [Abstract]
Summary of Trade Receivables, Net

	As of December 31,
	2024	2023
At amortized cost
Trade receivables	$18,689	$18,650
Accumulated impairment losses	(1,712)	(1,515)
	$16,977	$17,135

Summary of Estimated Expected Credit Losses Based on Past Due Days
Trade receivables of battery swapping service

	As of December 31, 2024
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$13,135	$90	$110	$1,413	$14,748
Impairment losses (Lifetime ECL)	—	—	(55)	(1,413)	(1,468)
Amortized cost	$13,135	$90	$55	$—	$13,280

	As of December 31, 2023
	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$11,705	$95	$98	$1,339	$13,237
Impairment losses (Lifetime ECL)	—	—	(49)	(1,339)	(1,388)
Amortized cost	$11,705	$95	$49	$—	$11,849
Trade receivables other than battery swapping service

	As of December 31, 2024
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$3,527	$227	$19	$168	$3,941
Impairment losses (Lifetime ECL)	—	(67)	(9)	(168)	(244)
Amortized cost	$3,527	$160	$10	$—	$3,697

	As of December 31, 2023
	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$5,102	$216	$66	$29	$5,413
Impairment losses (Lifetime ECL)	—	(65)	(33)	(29)	(127)
Amortized cost	$5,102	$151	$33	$—	$5,286

Summary of the Loss Allowance of Trade Receivables
The movements of the accumulated impairment losses of trade receivables were as follows:

	For the Year Ended December 31,
	2024	2023	2022
Balance as of January 1	$1,515	$1,082	$1,416
Amount recognized in profit or loss	464	491	523
Write-off	(156)	(64)	(726)
Exchange differences on translation	(111)	6	(131)
Balance as of December 31	$1,712	$1,515	$1,082